SUPPLEMENT Dated April 29, 2011
To the Current Prospectus

ING Marathon Plus (IICA)
Issued By ING Life Insurance and Annuity Company
Through its Variable Annuity Account I

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-531-4547.

1	.	Effective April 29, 2011, ING Van Kampen Equity and Income Portfolio changed its name to ING Invesco Van
Kampen Equity and Income Portfolio and the subadviser is changed to Invesco Advisers, Inc.

2	. Effective April 29, 2011, the following additional funds are available under your contract:

ING American Funds Asset Allocation Portfolio*
ING American Funds Growth Portfolio*
ING American Funds International Portfolio*
ING American Funds World Allocation Portfolio*
ING Artio Foreign Portfolio (Class S)
ING Baron Small Cap Growth Portfolio (Class S)
ING BlackRock Inflation Protection Bond Portfolio (Class S)
ING Franklin Income Portfolio (Class S)
ING Franklin Mutual Shares Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)*
ING JPMorgan Small Cap Core Equity Portfolio (Class I)
ING Large Cap Value Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)
ING MidCap Opportunities Portfolio (Class S)
ING PIMCO Total Return Bond Portfolio (Class S)
ING Retirement Conservative Portfolio (Class ADV)*
ING Retirement Growth Portfolio (Class ADV)*
ING Retirement Moderate Growth Portfolio (Class ADV)*
ING Retirement Moderate Portfolio (Class ADV)*
ING SmallCap Opportunities Portfolio (Class S)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)

*	These investment portfolios are offered in a “Master-Feeder” or “Fund of Funds” structure. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.

3. Accordingly, effective April 29, 2011, the following information is added to Appendix III:

Fund Name and
	Investment Adviser/Subadviser	Investment Objective
	ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital
gains) consistent with preservation of capital over the
	Investment Adviser: ING Investments, LLC	long term.

Investment Adviser to the Master Funds: Capital
Research and Management CompanySM

	IICA Marathon Plus - MARP	1 of 4	4/29/2011

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING American Funds Growth Portfolio	Seeks to provide you with growth of capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital
Research and Management CompanySM
ING American Funds International Portfolio	Seeks to provide you with long-term growth of
capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital
Research and Management CompanySM
ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Asset Allocation Committee
ING Artio Foreign Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Artio Global Management, LLC
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.
ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize
real return, consistent with preservation of real capital
Investment Adviser: Directed Services LLC	and prudent investment management.
Subadviser: BlackRock Financial Management
Inc.
ING Franklin Income Portfolio	Seeks to maximize income while maintaining
prospects for capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.
ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.

MARP-11	2 of 4	4/29/2011

Fund Name and
Investment Adviser/Subadviser		Investment Objective
ING Franklin Templeton Founding Strategy		Seeks capital appreciation and secondarily, income.
Portfolio
Investment Adviser: Directed Services LLC
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Value Portfolio		Seeks long-term growth of capital and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co
ING Marsico Growth Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
ING MidCap Opportunities Portfolio		Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING PIMCO Total Return Bond Portfolio		Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC		management.
Subadviser: Pacific Investment Management
Company LLC
ING Retirement Conservative Portfolio		Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a
Investment Adviser: Directed Services LLC		conservative level of risk relative to the other ING
Retirement Portfolios.
Subadviser: Asset Allocation Committee
ING Retirement Growth Portfolio		Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of
Investment Adviser: Directed Services LLC		risk that can be expected to be greater than that of the
ING Retirement Moderate Growth Portfolio.
Subadviser: Asset Allocation Committee

MARP-11	3 of 4	4/29/2011

Fund Name and
Investment Adviser/Subadviser		Investment Objective
ING Retirement Moderate Growth Portfolio		Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of
Investment Adviser: Directed Services LLC		risk that can be expected to be greater than that of
ING Retirement Moderate Portfolio but less than that
Subadviser: Asset Allocation Committee		of ING Retirement Growth Portfolio.

ING Retirement Moderate Portfolio		Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of
Investment Adviser: Directed Services LLC		risk that can be expected to be greater than that of
ING Retirement Conservative Portfolio but less than
Subadviser: Asset Allocation Committee		that of ING Retirement Moderate Growth Portfolio.

ING SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total investment
return, consistent with the preservation of capital and
Investment Adviser: Directed Services LLC		prudent investment risk.

Subadviser: T. Rowe Price Associates, Inc.

MARP-11	4 of 4	4/29/2011